SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected federal income taxes at statutory rate	21.00%	21.00%
State and local income taxes	4.54%	4.54%
Permanent differences	(3.76%)	(6.79%)
Change in valuation allowance	(21.35%)	(18.18%)
Other	0.82%	(0.69%)
Effective income tax rate	1.25%	(0.12%)